RESTRICTED NET ASSETS (Details) $ in Thousands	Dec. 31, 2016 USD ($)
RESTRICTED NET ASSETS
Minimum percentage of the profit after tax to be appropriated to the general reserve	10.00%
Restricted net assets	$ 411,882